Revenue - Remaining performance obligations (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Remaining performance obligations
Remaining performance obligations	$ 2,065
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Remaining performance obligations
Remaining performance obligations	$ 1,944
Period for completing remaining performance obligations	12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Remaining performance obligations
Remaining performance obligations	$ 121
Period for completing remaining performance obligations	37 months